Tax liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Tax liabilities
Income tax and social contribution	R$ 114,493	R$ 41,764
Tax on financial transactions	9,354	2,821
PIS/COFINS	20,542	14,419
INSS/FGTS	14,842	14,069
Other taxes	7,634	5,333
Tax liabilities	R$ 166,865	R$ 78,406